Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Basic earnings per equity share - weighted average number of equity shares outstanding (1)	4,138,568,090	4,180,897,857	4,209,546,724
Effect of dilutive common equivalent shares - share options outstanding	6,112,335	6,833,213	8,978,410
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,144,680,425	4,187,731,070	4,218,525,134